SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deposits received from distributors
Accrued salary	488	402
Others	1,044	397
Current accrued expenses and other current liabilities	¥ 1,532	¥ 799